CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Class A Ordinary shares Registered Direct Offering	Class A Ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance	Class A Ordinary shares	Class A	Class B Ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance	Class B Ordinary shares	Class B	Treasury stocks Cumulative Effect, Period of Adoption, Adjusted Balance	Treasury stocks	Additional paid-in capital At-the-Market Offering Agreements	Additional paid-in capital Registered Direct Offering	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Statutory reserves Cumulative Effect, Period of Adoption, Adjusted Balance	Statutory reserves	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Retained earnings (accumulated deficit) Cumulative Effect, Period of Adoption, Adjustment	Retained earnings (accumulated deficit) Cumulative Effect, Period of Adoption, Adjusted Balance	Retained earnings (accumulated deficit)	At-the-Market Offering Agreements	Registered Direct Offering	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Beginning balance at Dec. 31, 2022									$ (57,055)				$ 492,220		$ 14,892		$ (36,913)			$ 194,522					$ 607,666
Beginning balance (in shares) at Dec. 31, 2022			2,184,377,313			311,624,444
Treasury stocks, beginning (in shares) at Dec. 31, 2022									308,136,735
Repurchase of vested employee restricted share units for tax withholding									$ (2,420)																(2,420)
Repurchase of vested employee restricted share units for tax withholding (in shares)			(13,904,625)						13,904,625
Resale of vested employee restricted share units for tax withholding									$ 2,420																2,420
Resale of vested employee restricted share units for tax withholding (in shares)			13,904,625						(13,904,625)
Issuance of ordinary shares													65,430												65,430
Issuance of ordinary shares (in shares)			493,188,945
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost													53,625												53,625
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost (in shares)			354,751,230
Issuance of ordinary shares pursuant to share lending arrangement													511												511
Issuance of ordinary shares pursuant to share lending arrangement (in shares)			120,000,000
Share-based compensation expense													42,074												42,074
Vesting of restricted share units (in shares)			51,031,395						(51,031,395)
Foreign currency translation																	(6,966)								(6,966)
Net loss																				(414,153)					(414,153)
Ending balance at Dec. 31, 2023								$ (57,055)	$ (57,055)			$ 653,860	653,860	$ 14,892	14,892	$ (43,879)	(43,879)	$ 18,893	$ (200,738)	(219,631)			$ 18,893	$ 367,080	348,187
Ending balance (in shares) at Dec. 31, 2023		3,203,348,883	3,203,348,883		311,624,444	311,624,444
Treasury stocks, ending (in shares) at Dec. 31, 2023								257,105,340	257,105,340
Repurchase of vested employee restricted share units for tax withholding									$ (768)																(768)
Repurchase of vested employee restricted share units for tax withholding (in shares)			(8,532,915)						8,532,915
Resale of vested employee restricted share units for tax withholding									$ 768																768
Resale of vested employee restricted share units for tax withholding (in shares)			8,532,915						(8,532,915)
Issuance of ordinary shares as a reserve for the at-the-market offering (in shares)			750,000,000
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost													131,351												131,351
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost (in shares)			1,049,543,865
Issuance of ordinary shares pursuant to share lending arrangement													236												236
Issuance of ordinary shares pursuant to share lending arrangement (in shares)			42,000,000
Return of ordinary shares under share lending arrangements (in shares)			(42,000,000)						42,000,000
Cancel of ordinary shares under share lending arrangements (in shares)									(20,178,045)
Share-based compensation expense													30,916												30,916
Vesting of restricted share units (in shares)			49,645,830						(49,645,830)
Foreign currency translation																	(13,577)								(13,577)
Net loss																				(249,752)					(249,752)
Ending balance at Dec. 31, 2024									$ (57,055)				816,363		14,892		(57,456)			(450,490)					$ 266,254
Ending balance (in shares) at Dec. 31, 2024			5,052,538,578	4,302,538,578		311,624,444	311,624,444
Treasury stocks, ending (in shares) at Dec. 31, 2024									229,281,465																229,281,465
Share Repurchase									$ (4,948)																$ (4,948)
Share Repurchase (in shares)			(98,796,195)						98,796,195
Repurchase of vested employee restricted share units for tax withholding									$ (1,609)																(1,609)
Repurchase of vested employee restricted share units for tax withholding (in shares)			(25,633,335)						25,633,335
Resale of vested employee restricted share units for tax withholding									$ 1,609																1,609
Resale of vested employee restricted share units for tax withholding (in shares)			25,633,335						(25,633,335)
Issuance of ordinary shares										$ 49,470	$ 70,730										$ 49,470	$ 70,730
Issuance of ordinary shares (in shares)	954,907,155
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost			$ 1										241,582												241,583
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost (in shares)			4,089,755,775
Issuance of ordinary shares pursuant to share lending arrangement													944												944
Issuance of ordinary shares pursuant to share lending arrangement (in shares)			105,000,000
Return of ordinary shares under share lending arrangements (in shares)			(225,000,000)						225,000,000
Share-based compensation expense													22,799												22,799
Vesting of restricted share units									$ 24,831				(24,831)
Vesting of restricted share units (in shares)			186,096,045						(186,096,045)
Foreign currency translation																	803								803
Net loss																				(210,267)					(210,267)
Ending balance at Dec. 31, 2025			$ 1						$ (37,172)				$ 1,177,057		$ 14,892		$ (56,653)			$ (660,757)					$ 437,368
Ending balance (in shares) at Dec. 31, 2025			10,064,501,358	9,703,445,043		311,624,444	311,624,444
Treasury stocks, ending (in shares) at Dec. 31, 2025				366,981,615					366,981,615																366,981,615